SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
9.	SHARE CAPITAL

a)	Authorized Share Capital

The authorized share capital of the Company consists of 50,000,000 preferred shares and 100,000,000 common shares with a par value of $0.0001 per share. Each common share entitles the holder to one vote and no holder of the common shares shall be entitled to any right of cumulative voting. Preferred shares may be issued in series with distinctive serial designations.

b)	Issued Share Capital

From January 18, 2011 to March 15, 2011, as part of a private placement, the Company sold 6,516,668 units at a price of $0.75 per unit for gross proceeds of $4,887,502.  Each unit consisted of one common share of the Company and one warrant (“Warrant”) which entitled the holder thereof to purchase one additional common share of the Company (see note 9(d)).  Each Warrant was exercisable for a period of 12 months (and subsequently extended for 6 additional months and as at December 31, 2012 have expired) from the date of issuance at an exercise price of $0.90 per share.

From August 10, 2011 to October 12, 2011, as part of a private placement the Company sold 1,222,500 units at a price of $0.97 to $1.02 (Cdn$1.00) per unit for gross proceeds of approximately $1,233,900 (Cdn$1,222,500).  Each unit consisted of one common share of the Company and one warrant of the Company, with each such warrant entitling the holder to purchase one-half of one common share of the Company for a period of one year from the date of issuance of the warrant, provided that a minimum of two such warrants must be exercised by the holder thereof at any one time in order that any such exercise thereof will result in the purchase of one common share of the Company at a price of $1.21 to $1.29 (Cdn$1.25) (see note 9(e)).

On November 2, 2011 as part of a brokered offering the Company sold 2,163,000 units at a price of $0.99 (Cdn$1.00) per unit for gross proceeds of approximately $2,134,000 (Cdn$2,163,000).  Each unit consisted of one common share of the Company and one-half of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of $1.24 (Cdn$1.25) for a period of one year from the date of issuance of the warrant (as at December 31, 2012 have expired) (see note 9(e)).

As of December 31, 2012, the Company had outstanding 62,753,840 (December 31, 2011 – 62,753,840) common shares and no preferred shares.

c)	Stock Based Compensation

On April 1, 2011, 400,000 stock options were granted under the Company’s 2010 Performance and Equity Incentive Plan (the “2010 Plan”) to various employees. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.90 for a period of 5 years.  The options vest at a rate of 25% on each six-month anniversary of the grant date.

On November 2, 2011, the Company issued 173,040 non-transferable compensation options to GMP Securities LP (the “agent”) in connection with the November 2, 2011 brokered placement. Each such compensation option entitles the holder to purchase one common share of the Company at a purchase price of $0.99 (Cdn$1.00) within 24 months.

On December 14, 2011, the Company established a new stock option plan (the “New Plan”). In establishing the New Plan, the Company’s board of directors also provided that no additional awards will be made under the 2010 Plan and terminated the 2010 Plan effective upon the exercise, expiry, termination or cancellation of all of the currently outstanding stock options that were granted under the 2010 Plan. Stock options may be granted under the New Plan from time to time by the board of directors of the Company to such directors, officers, employees and consultants of the Company or a subsidiary of the Company, and in such numbers, as are determined by the board at the time of the granting of the stock options. The number of common shares of the Company reserved from time to time for issuance to optionees pursuant to stock options granted under the New Plan shall not exceed 11,000,000 common shares. The exercise price of each stock option granted under the New Plan shall be determined in the discretion of the board of directors of the Company at the time of the granting of the stock option, provided that the exercise price shall not be lower than the last closing price of the Company’s common shares on the TSX Venture Exchange prior to the date the stock option is granted.

On December 14, 2011, 100,000 stock options were granted under the New Plan to an employee of the Company. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $1.21 (Cdn$1.24) for a period of 5 years. The options vest at a rate of 25% on each six-month anniversary of the grant date.

On January 20, 2012, 200,000 stock options were granted under the New Plan to an employee of the Company. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $1.08 (Cdn$1.09) for a period of 5 years. The options vest at a rate of 25% on each six-month anniversary of the grant date.

On February 15, 2012, 225,000 stock options were granted under the New Plan to various employees of the Company. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.85 (Cdn$0.85) for a period of 5 years. The options vest at a rate of 25% on each six-month anniversary of the grant date.

Also on February 15, 2012, 200,000 stock options were granted under the New Plan to an employee of the Company. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $1.09 (Cdn$1.09) for a period of 5 years. The options vest at a rate of 25% on each six-month anniversary of the grant date.

As at December 31, 2012, the Company had 1,825,000 (December 31, 2011 – 1,225,000) stock options outstanding to acquire common shares at a weighted average exercise price of $0.90. The remaining weighted average contractual life of outstanding options is 3.33 years. All of the stock options granted are expected to vest. As of December 31, 2012, the forfeiture estimate of the outstanding options is 0%. The number of stock options forfeited, cancelled, expired and exercised during the year ended December 31, 2012 was 25,000 (forfeited). There were 1,225,000 stock options exercisable and 600,000 stock options expected to vest as at December 31, 2012. The weighted average fair value of options granted in 2012 is $0.48 (December 31, 2011 - $0.66). The weighted average fair value of options vested in 2012 is $0.93 (December 31, 2011 - $1.16). The weighted average exercise price of the options exercisable is $0.84 and options expected to vest is $0.90 with a remaining weighted average contractual lives of 3.03 years and 3.33 years respectively. As at December 31, 2012, the intrinsic value of the outstanding options were $nil because all outstanding options were out of the money.

During the year ended December 31, 2012, the Company recognized as stock based compensation expense (included in general and administrative expenses) of $581,295 (year ended December 31, 2011 - $582,081, year ended December 31, 2010 - $140,834). This amount was credited accordingly to additional paid-in capital in the balance sheet. As at December 31, 2012 the unrecognized stock based compensation expense is $217,650 with a weighted average life of 3.33 years (December 31, 2011 - $511,708, 3.96 years).

The Black-Scholes option-pricing model was used to estimate values of all stock options granted in 2012 based on the following assumptions:

(i)	Risk-free interest rate: 0.81% - 0.91% which is based on the 3-5 year Bank of Canada marketable bonds average yield (December 31, 2011 – 1.14%, December 31, 2010 – nil)
(ii)	Expected volatility: 67.11% - 67.33% which is based on the Company’s historical stock price (December 31, 2011 – 67.87 – 68.71%, December 31, 2010 – 69.20%)
(iii)	Expected life: 5 years (December 31, 2011 – 5 years, December 31, 2010 – 5 years)
(iv)	Expected dividends: $Nil (December 31, 2011 - $Nil, December 31, 2010 - $Nil)

d)	U.S. Dollar Common Share Purchase Warrants

As at December 31, 2012, the Company had no outstanding or exercisable U.S. dollar common share purchase warrants (December 31, 2011 – 21,205,340), as all of the remaining U.S. dollar common share purchase warrants outstanding at December 31, 2011 expired unexercised in the year ended December 31, 2012.

e)	Canadian Dollar Common Share Purchase Warrants

As at December 31, 2012, the Company had no outstanding or exercisable Canadian dollar common share purchase warrants (December 31, 2011 – 1,692,750), as all of the remaining Canadian dollar common share purchase warrants outstanding at December 31, 2011 expired unexercised in the year ended December 31, 2012.

During the year ended December 31, 2012, $263,398 was recorded as a gain on Canadian dollar common share purchase warrants (December 31, 2011 - $80,815, December 31, 2010 - $nil).

f)	Loss Per Share

Loss per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2012, amounting to 62,753,840 common shares (December 31, 2011 – 59,558,895, December 31, 2010 – 38,903,807).

Diluted loss per share was calculated using the treasury stock method. For the year ended December 31, 2012, stock options and warrants were not included in the weighted average number of diluted common shares outstanding as they were anti-dilutive. As at December 31, 2011, 21,667,838 were included in the weighted average number of diluted common shares outstanding as they were dilutive.